Business Acquisitions - Alta Renewables (Details) $ / shares in Units, shares in Millions, $ in Millions		12 Months Ended
	Oct. 05, 2023 CAD ($) shares $ / shares	Dec. 31, 2024 CAD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about business combination [line items]
Non-controlling Interests, reduced			$ 809
Committed
Disclosure of detailed information about business combination [line items]
Facility size		$ 2,916
Committed | Syndicated credit facility
Disclosure of detailed information about business combination [line items]
Facility size		1,950
Deficit
Disclosure of detailed information about business combination [line items]
Non-controlling Interests, reduced			625
Attributable to non-controlling interests
Disclosure of detailed information about business combination [line items]
Non-controlling Interests, reduced	$ 630		630
Other
Disclosure of detailed information about business combination [line items]
Change in ownership of TransAlta Renewables	64	0	$ (64)
TransAlta Renewables Inc.
Disclosure of detailed information about business combination [line items]
Total purchase consideration transferred	1,300
Cash consideration	$ 800
Common shares issued (in shares) | shares	46
Value of common shares issued	$ 514
Price per share of shares issued (in CAD per share) | $ / shares	$ 11.06
Transaction costs	$ 11
TransAlta Renewables Inc. | Committed | Syndicated credit facility
Disclosure of detailed information about business combination [line items]
Additional borrowings	700
Facility size	2,000
TransAlta Renewables Inc. | Issued capital
Disclosure of detailed information about business combination [line items]
Transaction costs	4	$ 4
TransAlta Renewables Inc. | Deficit
Disclosure of detailed information about business combination [line items]
Transaction costs	$ 7